LOSS BEFORE TAXATION	12 Months Ended
Dec. 31, 2020
Disclosure of loss before taxation [Abstract]
LOSS BEFORE TAXATION
36	LOSS BEFORE TAXATION

Loss before taxation has been arrived at after charging (crediting):

	2020	2019	2018
	US$’000	US$’000	US$’000

Depreciation of ships, drydocking and plant and equipment (Note 14)	23,849	17,529	14,094
Depreciation of other property, plant and equipment *	122	155	179
Amortisation of intangible assets *	146	29	18
Total depreciation and amortisation – owned assets	24,117	17,713	14,291

Depreciation of ships and ship equipment – right-of-use assets	26,413	30,449	-
Depreciation of property – right-of-use assets *	1,019	601	-
Total depreciation and amortisation – right-of-use assets	27,432	31,050	-

Total depreciation and amortisation	51,549	48,763	14,291

Impairment loss net of reversals recognised on financial assets	1,823	-	1,583
Net gain on disposal of businesses	-	-	(3,255)
Gain on deemed disposal of previously held joint venture interest	-	-	(213)
Cost of inventories recognised as expense (included in voyage expenses)	48,797	51,327	43,119
Expense recognised in respect of equity-settled share-based payments	1,847	3,156	2,297
Employee benefits expenses (including directors’ remuneration and share based payments)	16,775	19,336	20,283
Cost of defined benefit plan and defined contribution plans included in employee benefits expenses	1,123	1,245	1,381

*	Included in administrative expense